UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: 816.787.0718

Date of fiscal year end: 12/31/2014

Date of reporting period: 09/30/2014

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

COMMON STOCKS - 95.66%	SHARES	FAIR VALUE

Aerospace & Defense - 1.20%
Ducommun, Inc. (a)	457	$12,526

Apparel - 1.57%
Perry Ellis International, Inc. (a)	337	7,296
Superior Uniform Group, Inc.	445	9,056
		16,352
Auto Parts & Equipment - 1.35%
Spartan Motors, Inc.	3,010	14,057

Banks - 15.65%
Bank of Commerce Holdings	1,035	6,355
Bar Harbor Bankshares	475	13,742
Capital City Bank Group, Inc.	600	8,124
Financial Institutions, Inc.	460	10,341
First Financial Corp.	390	12,070
First Internet Bancorp	700	11,284
First NBC Bank Holding Co. (a)	452	14,803
Hanmi Financial Corp.	554	11,169
Independent Bank Corp. MI	675	8,046
Independent Bank Corp. Rockland MA	211	7,537
MainSource Financial Group, Inc.	835	14,404
Monarch Financial Holdings, Inc.	1,100	13,816
Northrim BanCorp, Inc.	295	7,797
Simmons First National Corp.	312	12,018
Washington Trust Bancorp, Inc.	344	11,349
		162,855
Biotechnology - 0.75%
Cambrex Corp. (a)	420	7,846

Building Materials - 1.01%
Gibraltar Industries, Inc. (a)	770	10,541

Commercial Services - 7.93%
CBIZ, Inc. (a)	666	5,241
CRA International, Inc. (a)	593	15,080
Cross Country Healthcare, Inc. (a)	1,502	13,954
Global Cash Access Holdings, Inc. (a)	1,525	10,294
Great Lakes Dredge & Dock Corp. (a)	1,495	9,239
Hill International, Inc. (a)	3,175	12,700
TravelCenters of America LLC (a)	1,620	16,006
		82,514
Computers - 0.66%
Computer Task Group, Inc.	618	6,860

Diversified Financial Services - 3.28%
Consumer Portfolio Services, Inc. (a)	900	5,769
Federal Agricultural Mortgage Corp.	282	9,063
Gain Capital Holdings, Inc.	1,800	11,466
JMP Group, Inc.	1,250	7,837
		34,135
Electronics - 1.48%
Electro Scientific Industries, Inc.	1,065	7,231
ZAGG, Inc. (a)	1,470	8,203
		15,434

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

COMMON STOCKS - 95.66% (Continued)	SHARES	FAIR VALUE

Engineering & Construction - 2.09%
Orion Marine Group, Inc. (a)	999	$9,970
Sterling Construction Co., Inc. (a)	1,530	11,735
		21,705
Environmental Control - 1.15%
Ceco Environmental Corp.	896	12,006

Food - 1.67%
SpartanNash Co.	893	17,369

Hand & Machine Tools - 1.08%
Hardinge, Inc.	1,025	11,213

Healthcare - Products - 0.78%
Synergetics USA, Inc. (a)	2,383	8,126

Healthcare - Services - 0.96%
Almost Family, Inc. (a)	369	10,026

Home Builders - 1.06%
WCI Communities, Inc. (a)	595	10,972

Home Furnishings - 3.30%
Daktronics, Inc.	700	8,603
Hooker Furniture Corp.	739	11,240
Kimball International, Inc.	358	5,388
VOXX International Corp. (a)	977	9,086
		34,317
Household Products & Wares - 0.56%
Central Garden and Pet Co. (a)	721	5,797

Insurance - 0.93%
Meadowbrook Insurance Group, Inc.	1,660	9,711

Internet - 1.99%
Dice Holdings, Inc. (a)	1,420	11,900
Safeguard Scientifics, Inc. (a)	480	8,832
		20,732
Investment Companies - 1.30%
Gladstone Capital Corp.	593	5,201
MVC Capital, Inc.	471	5,068
Saratoga Investment Corp.	200	3,208
		13,477
Iron & Steel - 0.63%
Universal Stainless & Alloy Products, Inc. (a)	250	6,590

Leisure Time - 0.63%
Callaway Golf Co.	899	6,509

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

COMMON STOCKS - 95.66% (Continued)	SHARES	FAIR VALUE

Lodging - 0.92%
Century Casinos, Inc. (a)	1,875	$9,619

Machinery - Diversified - 0.95%
Global Power Equipment Group, Inc.	660	9,834

Metal Fabricate & Hardware - 0.82%
Northwest Pipe Co. (a)	250	8,525

Miscellaneous Manufacturing - 1.19%
FreightCar America, Inc.	371	12,354

Oil & Gas - 0.85%
PetroQuest Energy, Inc. (a)	1,570	8,823

Oil & Gas Services - 3.75%
Gulf Island Fabrication, Inc.	425	7,310
North American Energy Partners, Inc.	1,520	9,789
Tesco Corp.	626	12,426
Willbros Group, Inc. (a)	1,133	9,438
		38,963
Pharmaceuticals - 0.84%
BioScrip. Inc. (a)	1,271	8,783

Real Estate Investment Trusts - 3.84%
Gladstone Commercial Corp.	354	6,014
Independence Realty Trust, Inc.	1,645	15,924
Monmouth Real Estate Investment Corp.	856	8,663
Winthrop Realty Trust	621	9,358
		39,959
Retail - 4.68%
Destination XL Group, Inc. (a)	1,700	8,024
Kirkland's, Inc. (a)	600	9,666
Ruby Tuesday, Inc. (a)	1,685	9,925
Stein Mart, Inc.	942	10,880
West Marine, Inc. (a)	1,130	10,170
		48,665
Savings & Loans - 9.95%
Banc of California, Inc.	1,150	13,374
Berkshire Hills Bancorp, Inc.	421	9,889
Dime Community Bancshares, Inc.	699	10,066
ESSA Bancorp, Inc.	925	10,452
Heritage Financial Group, Inc.	625	12,619
Meta Financial Group, Inc.	339	11,953
SI Financial Group, Inc.	1,100	12,309
Territorial Bancorp, Inc.	515	10,449
United Community Financial Corp./OH	2,645	12,379
		103,490

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

COMMON STOCKS - 95.66% (Continued)	SHARES	FAIR VALUE

Semiconductors - 4.71%
Alpha & Omega Semiconductor Ltd. (a)	860	$8,084
IXYS Corp.	1,045	10,972
Pericom Semiconductor Corp. (a)	1,165	11,347
Photronics, Inc. (a)	1,290	10,384
Rudolph Technologies, Inc. (a)	903	8,172
		48,959
Software - 1.26%
American Software, Inc./Georgia	855	7,541
Wayside Technology Group, Inc.	355	5,613
		13,154
Telecommunications - 4.71%
Black Box Corp.	495	11,543
EXFO, Inc. (a)	3,010	12,582
Oplink Communications, Inc.	710	11,942
Spok Holdings, Inc.	413	5,373
Westell Technologies, Inc. (a)	4,125	7,590
		49,030
Transportation - 4.18%
Aegean Marine Petroleum Network, Inc.	1,270	11,646
Celadon Group, Inc.	672	13,070
Covenant Transportation Group, Inc. (a)	769	14,296
Marten Transport Ltd.	251	4,470
		43,482
Total Common Stocks (Cost $1,023,538)		995,310

EXCHANGE-TRADED FUND - 1.00%
iShares Micro-Cap ETF (Cost $11,123)	150	10,427

MONEY MARKET FUND - 3.41%
First American Prime Obligations Fund Class Z, 0.02% (b) (Cost $35,524)	35,524	35,524

Total Investments at Fair Value - 100.07% (Cost $1,070,185)		1,041,261
Liabilities in Excess of Other Assets, Net - (0.07)%		(820)
Net Assets - 100.00%		$1,040,441

(a) Non-income producing security.
(b) Rate shown represents the 7-day yield at September 30, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules on investments.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

COMMON STOCKS - 97.35%	SHARES	FAIR VALUE

Apparel - 1.34%
Perry Ellis International, Inc. (a)	660	$13,431

Banks - 14.83%
Banner Corp.	465	17,889
Financial Institutions, Inc.	695	15,624
First Financial Corp. IN	550	17,023
First NBC Bank Holding Co. (a)	537	17,587
Hanmi Financial Corp.	778	15,684
Independent Bank Corp./Rockland MA	460	16,431
MainSource Financial Group, Inc.	1,085	18,716
Old National Bancorp IN	1,190	15,434
Susquehanna Bancshares Inc	1,450	14,500
		148,888
Building Materials - 3.46%
Comfort Systems USA, Inc.	1,375	18,631
Gibraltar Industries, Inc. (a)	1,180	16,154
		34,785
Commercial Services - 4.53%
Global Cash Access Holdings, Inc. (a)	1,935	13,061
Great Lakes Dredge & Dock Corp. (a)	2,340	14,461
TravelCenters of America LLC (a)	1,815	17,932
		45,454
Diversified Financial Services - 1.53%
FXCM, Inc.	970	15,375

Electric - 1.57%
Portland General Electric Co.	492	15,803

Electrical Components & Equipment - 2.70%
Encore Wire Corp.	400	14,836
Powell Industries, Inc.	300	12,258
		27,094
Electronics - 4.91%
AVX Corp.	1,145	15,206
Electro Scientific Industries, Inc.	1,435	9,744
Plexus Corp.	325	12,002
TTM Technologies, Inc. (a)	1,816	12,367
		49,319
Environmental Control - 1.56%
Ceco Environmental Corp.	1,168	15,651

Food - 1.30%
SpartanNash Co.	670	13,032

Forest Products & Paper - 3.02%
Deltic Timber Corp.	270	16,826
PH Glatfelter Co.	615	13,499
		30,325

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

COMMON STOCKS - 97.35% (Continued)	SHARES	FAIR VALUE

Gas - 0.72%
ONE Gas, Inc.	210	$7,193

Healthcare Services - 0.87%
LHC Group, Inc.	375	8,700

Home Builders - 1.61%
WCI Communities, Inc. (a)	875	16,135

Home Furnishings - 4.39%
Daktronics, Inc.	1,200	14,748
Ethan Allen Interiors, Inc.	660	15,048
La-Z-Boy, Inc.	720	14,249
		44,045
Household Products & Wares - 0.90%
Central Garden and Pet Co. (a)	1,124	9,037

Insurance - 1.37%
Meadowbrook Insurance Group, Inc.	2,350	13,748

Iron & Steel - 1.46%
Carpenter Technology Corp.	325	14,674

Machinery - 1.48%
Global Power Equipment Group, Inc.	1,000	14,900

Metal Fabricate & Hardware - 1.51%
Northwest Pipe Co. (a)	445	15,175

Miscellaneous Manufacturing - 2.90%
FreightCar America, Inc.	481	16,017
LSB Industries, Inc. (a)	367	13,106
		29,123
Oil & Gas - 1.74%
Goodrich Petroleum Corp. (a)	450	6,669
PetroQuest Energy, Inc. (a)	1,920	10,790
		17,459
Oil & Gas Services - 4.35%
Helix Energy Solutions Group, Inc. (a)	525	11,582
Key Energy Services, Inc. (a)	2,300	11,132
North American Energy Partners, Inc.	1,940	12,494
Willbros Group, Inc. (a)	1,025	8,538
		43,746
Pharmaceuticals - 2.38%
BioScrip. Inc. (a)	1,649	11,395
Impax Laboratories, Inc. (a)	526	12,471
		23,866
Real Estate - 1.41%
Forestar Group, Inc. (a)	800	14,176

Real Estate Investment Trusts - 4.97%
Brandywine Realty Trust	817	11,495
Hersha Hospitality Trust	2,092	13,326
LaSalle Hotel Properties	405	13,867
Lexington Realty Trust	1,150	11,259
		49,947

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

COMMON STOCKS - 97.35% (Continued)	SHARES	FAIR VALUE

Retail - 4.15%
Kirkland's, Inc. (a)	850	$13,693
Ruby Tuesday, Inc. (a)	2,305	13,576
Stein Mart, Inc.	1,250	14,437
		41,706
Savings & Loans - 3.39%
Banc of California, Inc.	1,555	18,085
Berkshire Hills Bancorp, Inc.	680	15,973
		34,058
Semiconductors - 6.63%
Advanced Micro Devices, Inc. (a)	4,106	14,001
Entegris, Inc. (a)	1,000	11,500
Photronics, Inc. (a)	2,079	16,736
QLogic Corp. (a)	1,365	12,503
Rudolph Technologies, Inc. (a)	1,311	11,865
		66,605
Software - 1.39%
Allscripts Healthcare Solutions,. Inc. (a)	1,039	13,938

Telecommunications - 4.40%
Black Box Corp.	775	18,073
EXFO, Inc. (a)	2,941	12,293
Plantronics, Inc.	290	13,856
		44,222
Transportation - 4.58%
Aegean Marine Petroleum Network, Inc.	1,645	15,085
Celadon Group, Inc.	834	16,221
Marten Transport Ltd.	825	14,693
		45,999
Total Common Stocks (Cost $1,037,870)		977,609

MONEY MARKET FUND - 0.89%
First American Prime Obligations Fund Class Z, 0.02% (b) (Cost $8,939)	8,939	8,939

Total Investments at Fair Value - 98.24% (Cost $1,046,809)		986,548
Other Assets in Excess of Liabilities, Net - 1.76%		17,707
Net Assets - 100.00%		$1,004,255

(a) Non-income producing security.
(b) Rate shown represents the 7-day yield at September 30, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

FOUNDRY PARTNERS, LLC FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — September 30, 2014 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Foundry Funds’ (the “Funds”) significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — Equity securities, including common stocks, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the last bid price is used.. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs
• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FOUNDRY PARTNERS, LLC FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — September 30, 2014 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of September 30, 2014:

Foundry Micro Cap Value Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$995,310	$-	$995,310
Exchange-Traded Funds(b)	10,427	-	10,427
Money Market Funds	35,524	-	35,524
Totals	$1,041,261	$-	$1,041,261

Foundry Small Cap Value Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$977,609	$-	$977,609
Money Market Funds	8,939	-	8,939
Totals	$986,548	$-	$986,548

(a)
As of and during the period since inception from January 29, 2014 through September 30, 2014, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)
All common stocks, exchange-traded funds and put options held in the Funds are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedules of Investments.

There were no transfers into and out of any Level for the Funds during the period since inception from January 29, 2014 through September 30, 2014. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the period since inception from January 29, 2014 through September 30, 2014, no securities were fair valued.

FOUNDRY PARTNERS, LLC FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — September 30, 2014 (Unaudited)

2.	TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of September 30, 2014:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Micro Cap Value Fund	$1,072,857	$45,166	$(76,762)	$(31,596)
Small Cap Value Fund	1,048,343	27,023	(88,818)	(61,795)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

3.	INVESTMENTS IN SMALL-CAP COMPANIES AND MICRO CAP COMPANIES

A Fund may invest a significant portion of its assets in securities of companies with small market capitalizations or micro market capitalizations. Certain small-cap companies and micro-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies and micro-cap companies tend to be very volatile and speculative. Small-cap companies and micro-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets that are not yet established or may never become established. In addition, small-cap companies and micro-cap companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. In addition, small-cap companies and micro-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, a Fund’s investments in small-cap companies and micro-cap companies may suffer significant losses.

Further, there is typically a smaller market for the securities of a small-cap company or micro-cap company than for securities of a large company. Therefore, investments in small-cap companies and micro-cap companies may be less liquid and subject to significant price declines that result in losses for a Fund.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	November 24, 2014

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	November 24, 2014